UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number     811-22575

                         J.P. Morgan Access Multi-Strategy Fund II

(Exact name of registrant as specified in charter)

270 Park Avenue

                         New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                     New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

J.P. Morgan Access Multi-Strategy Fund II

Financial Statements

For the six months ended September 30, 2016

(Unaudited)

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not be copied, faxed or otherwise distributed to the general public.

J.P. Morgan Access Multi-Strategy Fund II

Financial Statements

For the six months ended September 30, 2016

(Unaudited)

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s interests, when redeemed, may be worth more or less than original cost.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments

September 30, 2016

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Net Assets	Liquidity (d)

Diversified
D.E. Shaw Composite International Fund	21,776,365	26,832,041	7.39	Quarterly

Total	21,776,365	26,832,041	7.39

Event Driven - Core
Corvex Offshore Ltd. (a)	13,370,753	13,245,855	3.65	Quarterly
Pershing Square International, Ltd. (a)	13,552,477	10,024,715	2.76	Quarterly
Third Point Offshore Fund, Ltd. (a)	13,664,419	14,768,032	4.06	Quarterly

Total	40,587,649	38,038,602	10.47

Event Driven - Distressed
Varde Credit Partners (Offshore), Ltd. (a)	12,500,000	13,090,364	3.60	Quarterly
York Credit Opportunities Unit Trust (a)	15,629,410	15,399,709	4.24	Quarterly

Total	28,129,410	28,490,073	7.84

Long/Short Equities
Aleutian Fund, Ltd. (a)	17,509,190	16,164,153	4.45	Monthly
Coatue Offshore Fund, Ltd. (a)	21,000,000	21,291,209	5.86	Quarterly
Glenview Capital Partners (Cayman), Ltd. (a)	19,822,803	17,241,198	4.75	Quarterly
Lakewood Capital Offshore Fund, Ltd. (a)	20,443,955	21,217,761	5.84	Quarterly

Total	78,775,948	75,914,321	20.90

Opportunistic/Macro
Caxton Global Investments Limited (a)	22,766,146	22,060,619	6.07	Quarterly
D.E. Shaw Oculus International Fund	16,176,547	18,169,980	5.00	Quarterly
Winton Futures Fund Ltd. (a)	22,385,967	22,621,431	6.23	Monthly

Total	61,328,660	62,852,030	17.30

Relative Value
Blue Mountain Credit Alternatives Fund Ltd. (a)	9,000,000	9,307,213	2.56	Quarterly
GSO Special Situations Overseas Fund Ltd.	18,871,721	16,222,825	4.47	Quarterly
King Street Capital, Ltd. (a)	16,454,183	16,851,817	4.64	Quarterly
Tricadia Credit Strategies, Ltd. (a)	19,363,162	18,453,261	5.08	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd. (a)	5,811,503	5,890,345	1.62	Quarterly

Total	69,500,569	66,725,461	18.37

Total Investments in Investment Funds	300,098,601	298,852,528	82.27

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

September 30, 2016

(Unaudited)

	Cost ($)	Fair Value ($)	% of Net Assets	Liquidity (d)
Short-Term Investment

Investment Company
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.01%(a),(b),(c)	20,902,938	20,902,938	5.75	Daily

Total Investments	321,001,539	319,755,466	88.02

Other Assets, less Liabilities		43,500,698	11.98

Net Assets		363,256,164	100.00

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit. The aggregate value of collateral pledged for the line of credit is $238,800,923.
(b)

Investment in affiliate. The Fund holds 20,902,938 shares in the JPMorgan Prime Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	The rate shown is the current yield as of September 30, 2016.
(d)	Certain funds may be subject to an initial lock-up period, as described in Note 1 of the financial statements.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

September 30, 2016

(Unaudited)

Investment Strategy as a Percentage of Total Investments

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Assets and Liabilities

September 30, 2016

(Unaudited)

Assets

Investments, at fair value (cost $300,098,601)	$298,852,528
Investment in affiliate, at fair value (cost $19,729,697)	19,729,697
Investment in affiliate - restricted, at fair value (cost $1,173,241) (see Note 4)	1,173,241

Total Investments, at fair value (cost $321,001,539)	319,755,466

Receivable for Investment Funds sold	113,043,990
Investments paid in advance (see Note 2c)	31,000,000
Prepaid expenses	22,013
Dividend receivable from affiliate	6,207

Total assets	463,827,676

Liabilities
Tender offer proceeds payable	67,106,167
Loan payable (see Note 4)	32,000,000
Management Fee payable	787,999
Subscriptions received in advance (see Note 6)	405,000
Administration Fee payable	106,260
Professional fees payable	69,919
Credit facility fees payable	13,701
Interest payable	6,675
Other accrued expenses	75,791

Total liabilities	100,571,512

Net Assets attributable to 24,768,498 shares issued and outstanding ($0.001 par value; unlimited number of shares authorized)	$363,256,164

Net Assets
Paid in capital	$417,711,267
Accumulated undistributed (distributed in excess of) net investment income	(21,124,752)
Accumulated net realized gain/(loss)	(32,084,278)
Net unrealized appreciation/(depreciation) on investments	(1,246,073)

Net Assets	$363,256,164

Net asset value per share	$14.67

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Operations

For the six months ended September 30, 2016

(Unaudited)

Investment income
Dividend income from affiliate	$89,202

Total investment income	89,202

Expenses
Management Fee (see Note 3)	2,866,626
Administration Fee (see Note 3)	354,632
Fund accounting and custodian fees	242,165
Credit facility fees (see Note 4)	178,901
Investor servicing fees	74,500
Professional fees	67,445
Insurance	26,416
Interest (see Note 4)	6,675
Trustees and Chief Compliance Officer’s fees	5,453
Other	21,609

Total expenses	3,844,422

Less: Waivers and/or expense reimbursements (see Note 3)	(44,669)

Net expenses	3,799,753

Net investment income/(loss)	(3,710,551)

Realized and unrealized gain/(loss)
Net realized gain/(loss) from Investment Fund transactions	(8,845,010)
Net change in unrealized appreciation/(depreciation) on Investment Funds	22,951,276

Net realized and unrealized gain/(loss)	14,106,266

Net increase in Net Assets resulting from operations	$10,395,715

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Changes in Net Assets

	For the six months ended September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Change in Net Assets Resulting from Operations:
Net investment income/(loss)	$(3,710,551)	$(9,979,760)
Net realized gain/(loss) from Investment Fund transactions	(8,845,010)	3,993,291
Change in unrealized appreciation/(depreciation) on Investment Funds	22,951,276	(81,513,936)

Change in Net Assets resulting from operations	10,395,715	(87,500,405)

Capital Transactions:
Change in Net Assets from capital transactions	(159,201,013)	(46,321,876)

Net Assets:
Change in Net Assets	(148,805,298)	(133,822,281)
Beginning of period	512,061,462	645,883,743

End of period	$363,256,164	$512,061,462

Accumulated undistributed (distributed in excess of) net investment income	$(21,124,752)	$(17,426,392)

Capital Transactions:
Proceeds from shares issued	$8,666,000	$74,954,920
Cost of shares repurchased	(167,876,931)	(121,308,272)
Repurchase fees	9,918	31,476

Change in Net Assets from capital transactions	$(159,201,013)	$(46,321,876)

Share Transactions:
Issued	601,306	4,713,625
Repurchased	(11,596,505)	(8,001,920)

Change in Shares	(10,995,199)	(3,288,295)

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Cash Flows

For the six months ended September 30, 2016

(Unaudited)

Cash flows from operating activities

Net increase in Net Assets resulting from operations	$10,395,715
Adjustments to reconcile net increase in Net Assets resulting from operations to net cash provided by operating activities:
Purchases of Investment Funds	(39,450,118)
Sales of Investment Funds	219,214,748
Purchases of short-term investments, net	(12,932,792)
Net realized (gain)/loss from Investment Fund transactions	8,845,010
Net change in unrealized (appreciation)/depreciation on Investment Funds	(22,951,276)
Decrease in dividend receivable from affiliate	65
Decrease in prepaid expenses	26,416
Increase in investments paid in advance	(16,000,000)
Increase in receivable for Investment Funds sold	(39,578,853)
Decrease in credit facility fees payable	(2,032)
Increase in Administration Fee payable	36,750
Increase in interest payable	6,675
Increase in Management Fee payable	212,031
Increase in professional fees payable	9,193
Decrease in other accrued expenses	(19,008)

Net cash provided by operating activities	107,812,524

Cash flows from financing activities

Capital subscriptions, including change in subscriptions received in advance	8,214,000
Capital redemptions, including change in tender offer proceeds payable and repurchase fees	(148,026,524)
Proceeds from loan payable	32,000,000

Net cash used in financing activities	(107,812,524)

Net change in cash and cash equivalents	–

Cash at beginning of period	–

Cash at end of period	$–

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Financial Highlights

Ratios and other Financial Highlights

	For the six					Period from
	months ended					October 1,
	September 30,					2011*
	2016	Years Ended March 31,				through
	(Unaudited)	2016	2015	2014	2013	March 31, 2012

Net asset value, beginning of year/period	$14.32	$16.54	$16.34	$16.27	$15.53	$15.00

Net investment income (loss) (a)	(0.12)	(0.26)	(0.27)	(0.28)	(0.28)	(0.15)
Net realized and unrealized gain (loss) from investments	0.47	(1.96)	0.85	1.51	1.58	0.77
Repurchase fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	–

Net increase (decrease) in Net Assets resulting from operations	0.35	(2.22)	0.58	1.23	1.30	0.62

Total distributions	–	–	(0.38)	(1.16)	(0.56)	(0.09)

Net asset value, end of year/period	$14.67	$14.32	$16.54	$16.34	$16.27	$15.53

Total return	2.42% (c)	(13.43%)	3.61%	7.67%	8.54%	4.19% (c)

Ratios to average Net Assets:

Expenses, before waivers	1.69% (d)	1.65%	1.66%	1.70%	1.78%	2.14% (d)
Expenses, net of waivers	1.67% (d)	1.64%	1.65%	1.70%	1.78%	2.00% (d)

Net investment income (loss), before waivers	(1.65%) (d)	(1.64%)	(1.66%)	(1.70%)	(1.77%)	(2.14%) (d)
Net investment income (loss), net of waivers	(1.63%) (d)	(1.63%)	(1.65%)	(1.70%)	(1.77%)	(2.00%) (d)

Portfolio turnover rate	9.13% (c)	31.43%	28.03%	23.04%	12.80%	0.00% (c)

Net Assets	$363,256,164	$512,061,462	$645,883,743	$481,160,634	$216,182,286	$111,501,924

Total return is calculated as the percentage change in value of a theoretical shareholder investment made at the beginning of the period, net of all fees and expenses. A shareholder’s total return may vary based on the timing of capital subscriptions.

The above expense ratios do not include the expenses from the investment funds and affiliated money market fund. However, total returns take into account all expenses.

*	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited)

1. Organization

J.P. Morgan Access Multi-Strategy Fund II (the “Fund”), was organized as a Delaware statutory trust on June 16, 2011 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds (collectively, “Investment Funds” and each individually, “Investment Fund”) that are managed by experienced third-party investment advisers (“Portfolio Managers”) who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies. There can be no assurance that the Fund will achieve its investment objective.

The following is a description of strategies used by third party investment advisors:

Diversified – Investment Funds within this strategy employ two or more of the strategies described below. Investment Funds within this strategy are generally subject to 75 day redemption notice periods.

Event Driven – Core – Invests in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy. Investment Funds within this strategy are generally subject to 60-70 day redemption notice periods and may have lock-up periods of up to two years as of September 30, 2016.

Event Driven – Distressed – Invests in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Investment Funds within this strategy are generally subject to 30-90 day redemption notice periods and may have lock-up periods of up to one year as of September 30, 2016.

Long/Short Equities – Invests in long and short equity securities that are deemed to be under or overvalued. Investment Funds within this strategy are generally subject to 45-90 day redemption notice periods and may have lock-up periods of up to one year as of September 30, 2016.

Opportunistic/Macro – Invests in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. This strategy uses a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Investment Funds within this strategy are generally subject to 2-75 day redemption notice periods.

Relative Value – Makes simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. Investment Funds within this strategy are generally subject to 55-90 day redemption notice periods and may have lock-up periods of up to one year as of September 30, 2016.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

1. Organization (continued)

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Investment Manager”), a corporation formed under the laws of the State of Delaware and an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), is responsible for the day-to-day management of the Fund, subject to policies adopted by the Board of Trustees (the “Board”). The Investment Manager has in turn delegated substantially all investment authority and the allocation of the Fund’s assets among the Investment Funds and other instruments to J.P. Morgan Private Investments Inc. (the “Sub-Advisor” or “JPMPI”), a corporation formed under the laws of the State of Delaware and a wholly-owned subsidiary of JPMorgan Chase. The Sub-Advisor will allocate Fund assets among the Investment Funds and other investments that, in its view, represent attractive investment opportunities.

Both the Investment Manager and the Sub-Advisor are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

JPMIM also serves as the Fund’s Administrator (the “Administrator”) and prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s Administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

The Fund is offered to certain tax-exempt and tax-deferred investors. The Fund is neither designed nor intended for U.S. taxable investors and/or non-U.S. persons.

2. Significant Accounting Policies

a. Use of Estimates

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Net Assets from operations during the reporting period. Actual results could differ from those estimates.

b. Valuation of Investments

The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, the NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

Investments in the affiliated money market fund are valued at such fund’s NAV per share as of the valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investment in an affiliated money market mutual fund, as disclosed on the Schedule of Investments, is designated as Level 1.

As of September 30, 2016, Investment Funds with a fair value of $298,852,528 have not been categorized in the fair value hierarchy as the Investment Funds were measured using the NAV per share as a practical expedient.

c. Investments Paid in Advance

Investments paid in advance represent cash which has been sent to Investment Funds prior to September 30, 2016 but the investment is not effective until October 1, 2016. At September 30, 2016, the Fund made the following commitments to purchase Investment Funds:

Investment Fund	Amount

Dymon Asia Macro Fund *	$16,300,000
Horizon Portfolio I Limited **	12,500,000
Winton Futures Fund Ltd.	2,200,000

Total	$31,000,000

* The Investment Fund utilizes the opportunistic/macro strategy subject to a 30 day redemption notice period and has monthly liquidity.

** The Investment Fund utilizes the relative value strategy subject to a 45 day redemption notice period and has quarterly liquidity.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Distributions from Investment Funds

Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified by the Investment Fund as a return of capital. Once the investment’s cost is received, any further distributions are recognized as realized gains.

e. Income Recognition and Security Transactions

Distributions of net investment income and realized capital gains from the affiliated money market fund, if any, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included in Net change in unrealized appreciation/(depreciation) on the Statement of Operations.

f. Fund Expenses

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board.

The Fund invests in Investment Funds and, as a result, bears a portion of the expenses incurred by these Investment Funds. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average Net Assets shown in the Financial Highlights. Certain expenses incurred indirectly through investment in the affiliated money market fund are waived by the Fund as described in Note 3.

g. Income Taxes

The Fund generally invests its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to its shareholders all of its distributable net investment income and net realized capital gains on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Income Taxes (continued)

The Investment Manager has reviewed the Fund’s tax positions for all open tax years and has determined that as of September 30, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, Investment Management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, remains subject to examination by the Internal Revenue Service.

h. Dividends and Distributions

Dividends from net investment income and distributions from net realized capital gains are generally declared and paid annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., gains/losses from the sale of PFICs, and certain distributions), such amounts are reclassified within the components of Net Assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

All of the distributions, if any, to shareholders were from net investment income and were ordinary income for tax purposes.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), shareholders are presumed to have elected to have all net investment income dividends and net realized capital gains distributions, if any, automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive distributions in cash.

3. Management Fee, Related Party Transactions and Other

The Fund has entered into an investment management agreement with the Investment Manager. In consideration of the advisory services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager a management fee of 1.00% per year (the “Management Fee”), payable monthly at the rate of 1/12 of 1.00% of the month-end net asset value of the Fund, before giving effect to repurchases or Repurchase Fees (if any, as defined below), but after giving effect to the Fund’s other expenses. The Management Fee is an expense paid out of the Fund’s assets. Prior to September 1, 2016, the Management Fee was 1.25%. The Management Fee is paid monthly in arrears within 30 days of the calculation of the Fund’s net asset value each month. For the six months ended September 30, 2016, the Management Fee earned by JPMIM totaled $2,866,626.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

The Investment Manager, on behalf of the Fund, has entered into an investment sub-advisory agreement with JPMPI. For its services as sub-advisor, the Investment Manager pays JPMPI a monthly sub-advisory fee of 1/12 of 0.85% of the month-end net asset value of the Fund. Prior to September 1, 2016, the Investment Manager paid JPMPI a monthly sub-advisory fee of 1/12 of 1.10% of the month-end net asset value of the Fund.

Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee (the “Administration Fee”) paid monthly at the annual rate of 0.15% of the Fund’s month-end net asset value, before giving effect to repurchases or Repurchase Fees, but after giving effect to the Fund’s other expenses. For the six months ended September 30, 2016, the Administration Fee earned by JPMIM totaled $354,632.

The Investment Manager and the Sub-Advisor have contractually agreed to waive fees and/or reimburse the Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses) exceed 2.00% on an annualized basis of the Fund’s Net Assets as of the end of each month. This expense limitation agreement is in effect until August 26, 2017. There were no fees waived pursuant to this agreement during the six months ended September 30, 2016.

The Fund may invest in one or more money market funds advised by the Investment Manager or its affiliates (affilitated money market funds). The Investment Manager and Administrator, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary. The amount of fees waivers resulting from investments in the money market fund for the six months ended September 30, 2016 was $44,669.

Entities may be retained by the Fund to assist in the placement of shares. These entities (“Placement Agents”), which may include the Investment Manager and its affiliates, will generally be entitled to receive a placement fee of up to 2.0% of the invested amount from each investor purchasing shares through a Placement Agent. The placement fee will be added to a prospective investor’s purchase amount; it will not constitute an investment made by the investor in the Fund, nor will it be included as part of the assets of the Fund. The placement fee may be adjusted or waived at the sole discretion of the Placement Agent.

Certain officers of the Fund are affiliated with the Investment Manager and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

The Fund has adopted a Deferred Compensation Plan for Eligible Trustees (the “Plan”) which allows the Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

4. Line of Credit

The Fund has a line of credit with Credit Suisse International and from time to time, may borrow cash under the credit agreement which has a cap of $60 million. Interest charged on borrowings, which is calculated on any outstanding loan balance, and based on a LIBOR-based rate, is payable on a monthly basis. The Fund also pays a monthly fee on the unused amount of the line of credit. The Fund had an outstanding loan balance of $32 million on this credit facility as of September 30, 2016. During the six months ended September 30, 2016, the Fund had borrowings under the credit agreement as follows:

Average Daily Loan Balance*	Weighted Average Interest Rate	Interest Expense	Number of Days Borrowings Were Outstanding	Credit Facility Fee**
$32,000,000	2.50%	$6,675 §	3	$178,901 §

*	For the days borrowings were outstanding.

**	For the fiscal six months ended September 30, 2016.
§	Interest expense and credit facility fees incurred for the six months ended September 30, 2016 are included in the Statement of Operations.

The Fund is required to pledge cash or securities as collateral to Credit Suisse International in an amount equal to a certain percentage of the available line of credit. Securities segregated as collateral are denoted on the Schedule of Investments. Cash collateral posted by the Fund is invested in an affiliated money market fund and reported on the Statement of Assets and Liabilities as Investment in affiliate-restricted, at fair value.

5. Security Transactions

Aggregate purchases and sales of Investment Funds for the six months ended September 30, 2016 amounted to $39,450,118 and $219,214,748, respectively.

6. Subscriptions and Redemptions to Shareholders

Generally, initial and additional subscriptions for shares of beneficial interest (“Shares”) by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Shares in the Fund. The initial acceptance for subscriptions for Shares was September 30, 2011 (the “Initial Closing Date”). After the Initial Closing Date, the Fund generally accepts subscriptions for Shares as of the first day of each month at the Fund’s then current NAV. At September 30, 2016, the Fund received $405,000 in subscription proceeds in advance of the October 1, 2016 subscription date. This amount is included in the Statement of Assets and Liabilities.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

6. Subscriptions and Redemptions to Shareholders (continued)

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager expects to typically recommend to the Board that the Fund offer to repurchase Shares from shareholders of up to 25% of the Fund’s Net Assets quarterly, effective as of the last day of March, June, September, and December, although such recommendation may be less than or greater than 25%. A 1.5% repurchase fee (the “Repurchase Fee”) payable to the Fund will be charged for repurchases of shareholders’ Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of its Shares. For the six months ended September 30, 2016, the Fund earned Repurchase Fees of $9,918 which is included on the Statements of Changes in Net Assets.

7. Federal Income Tax Matters

The Fund has a tax year end of October 31. The cost of investment securities and components of Net Assets on a tax basis presented below have been estimated as of September 30, 2016. The actual cost of investment securities and components of Net Assets on a tax basis may be different as of October 31, 2016, the Fund’s tax year end. The Fund’s required distributions will be determined by the net investment income or loss and net realized gain or loss for the entire tax year (November 1, 2015 through October 31, 2016).

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$336,135,892	$-	$(16,380,426)	$(16,380,426)

The difference between book and tax basis appreciation (depreciation) on investments is primarily PFIC mark-to-market adjustments.

8. Risk Exposure

In the normal course of business, the Investment Funds trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s investments in the Investment Funds.

In pursuing its investment objectives, the Fund invests in Investment Funds that are not registered under the 1940 Act. These Investment Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Investment Funds selected by the Fund will invest in and actively traded securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

8. Risk Exposure (continued)

on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Investment Funds. The Investment Funds provide for periodic redemptions generally ranging from monthly to semi-annually, and may be subject to various lock-up provisions and early withdrawal fees.

Because of the Fund’s investment in the Investment Funds, the Fund indirectly pays a portion of the expenses incurred by the Investment Funds. As a result, a cost of investing in the Fund may be higher than the cost of investing in a fund that invests directly in individual securities and financial instruments.

The investments of the Investment Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

Although the Investment Manager will seek to select Investment Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Investment Funds will always be sufficient to meet redemption requests as, and when, made.

The Investment Manager may invest the Fund’s assets in Investment Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Investment Funds are generally riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause shareholders to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance.

The Investment Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund being more sensitive to economic results of those issuing the securities.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2016 (Unaudited) (continued)

10. Concentrations

As of September 30, 2016, an affiliate of the Investment Manager managed their client’s holdings in the Fund, which collectively represented all of the Fund’s net assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2016, at which the Trustees considered the continuation of the investment management and sub-advisory agreements for the Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 17, 2016.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information received from the Investment Manager and Sub-Advisor. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Investment Manager of the Fund’s performance. The Investment Manager also periodically provides comparative information regarding the Fund’s expense ratios and those of its peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Investment Manager and/or Sub-Advisor, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Investment Manager and/or Sub-Advisor, counsel to the Fund and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel, at which no representatives of the Investment Manager or Sub-Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreements.

The Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Investment Manager from the Fund and by the Sub-Advisor from the Investment Manager under the Advisory Agreements was fair and reasonable and that the continuance of the Advisory Agreements was in the best interest of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Investment Manager and Sub-Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

the Investment Manager’s and Sub-Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Investment Manager and Sub-Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Investment Manager and Sub-Advisor about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Investment Manager’s and Sub-Advisor’s risk governance model and reports showing the Investment Manager’s and Sub-Advisor’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Investment Manager and Sub-Advisor and their affiliates to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Investment Manager, Sub-Advisor, and their affiliates, the commitment of the Investment Manager and Sub-Advisor to provide high quality service to the Fund, their overall confidence in the Investment Manager’s and Sub-Advisor’s integrity and the Investment Manager’s and Sub-Advisor’s responsiveness to questions or concerns raised by them, including the Investment Manager’s and Sub-Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund. In addition, the Trustees considered the different roles and responsibilities performed by the Investment Manager and Sub-Advisor under the Advisory Agreements, including the Investment Manager’s monitoring and evaluating of the Sub-Advisor to help assure that the Sub-Advisor is managing the Fund consistently with its investment objectives and restrictions.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Investment Manager and Sub-Advisor.

Costs of Services Provided and Profitability to the Investment Manager and its Affiliates

The Trustees received and considered information regarding the profitability to the Investment Manager and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Investment Manager’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Investment Manager. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Investment Manager under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also reviewed the Investment Manager’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Investment Manager.

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

The Trustees also considered that JPMIM, an affiliate of the Sub-Advisor, earns fees from the Fund for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees that may be paid to JPMorgan Chase Bank, N.A. and J.P. Morgan Securities LLC for various services.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Investment Manager as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Investment Manager has implemented fee waivers and expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Investment Manager has shared economies of scale by adding or enhancing services to the Fund over time, noting the Investment Manager’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Investment Manager has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Investment Manager’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Investment Manager’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Investment Manager, including institutional separate accounts and/or funds sub-advised by the Investment Manager, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Investment Manager’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Investment Manager to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Investment Manager’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”) by total return for applicable one- and three-year periods. The

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting funds in the Fund’s Peer Group and Universe. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Investment Manager and/or Sub-Advisor. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted that based upon the Universe, the Fund’s performance was in the fourth quintile for both the one- and three-year periods ended December 31, 2015. The Trustees discussed the performance and investment strategy of the Fund with the Investment Manager and/or Sub-Advisor and, based upon these discussions and various other factors, concluded that the Fund’s performance was reasonable. The Trustees requested, however, that the Adviser and/or Sub-Adviser provide additional Fund performance information to be reviewed with the members of the money market and alternative products committee at each of their regular meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Investment Manager and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees also considered the fee paid by the Investment Manager to the Sub-Advisor out of the advisory fee. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees also considered the fees paid by the Investment Manager to the Sub-Advisor out of the advisory fee. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:

The Trustees noted that the Fund’s net advisory fee was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the fourth and third quintiles, based upon the Peer Group and Universe, respectively. After considering the factors identified above, including the reduction of the contractual advisory and sub-advisory fees effective September 1, 2016, in light of this information, the Trustees concluded that the advisory fee paid by the Fund to the Investment Manager and by the Investment Manager to the Sub-Advisor was reasonable.

J.P. Morgan Access Multi-Strategy Fund II

The Fund’s Forms N-Q are available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

                Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Access Multi-Strategy Fund II

By (Signature and Title)*	/s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date	12/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date	12/08/2016

By (Signature and Title)*	/s/ Laura M. Del Prato
Laura M. Del Prato, Principal Financial Officer
(principal financial officer)

Date	12/08/2016

* Print the name and title of each signing officer under his or her signature.